BB&T FUNDS
SUPPLEMENT DATED NOVEMBER 24, 2009
TO THE
CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS,
INSTITUTIONAL SHARES PROSPECTUS, AND
STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 1, 2009, AS AMENDED
This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the BB&T Funds Class A, Class B and Class C Shares Prospectus, the BB&T Funds Institutional Shares Prospectus (together, the “Prospectuses”), and the Statement of Additional Information (the “SAI”), each dated February 1, 2009, as amended:
Reorganization of BB&T Mid Cap Growth Fund with and into BB&T Mid Cap Value Fund
On November 17, 2009, the Board of Trustees of BB&T Funds approved the merger of the BB&T Mid Cap Growth Fund (the “Mid Cap Growth Fund”) with and into the BB&T Mid Cap Value Fund (the “Mid Cap Value Fund”), effective on or about February 1, 2010, subject to shareholder approval. If the merger is approved by shareholders: (i) shareholders of the Mid Cap Growth Fund will be issued shares of the Mid Cap Value Fund in exchange for their Mid Cap Growth Fund shares and (ii) shares of the Mid Cap Growth Fund will no longer be available for investment.
Reorganization of BB&T Small Cap Fund with and into the Sterling Capital Small Cap Value Fund
On November 17, 2009, the Board of Trustees of BB&T Funds approved the merger of the BB&T Small Cap Fund (the “Small Cap Fund”) with and into the Sterling Capital Small Cap Value Fund (the “Small Cap Value Fund”), effective on or about February 1, 2010, subject to shareholder approval. If the merger is approved by shareholders: (i) shareholders of the Small Cap Fund will be issued shares of the Small Cap Value Fund in exchange for their Small Cap Fund shares and (ii) shares of the Small Cap Fund will no longer be available for investment.
Please contact your financial advisor or BB&T Funds at 1-800-228-1872 if you have any questions.
SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND THE
STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.
BBT-REORG-1109